Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses
Sales and marketing expense	€ 9,422	€ 9,503	€ 9,094
Other administrative expenses	96,023	67,356	57,452
Selling, general and administrative expense
Expenses
Depreciation and amortisation expense	€ 24,957	€ 19,840	€ 17,466